Analysis of the net investment in business interests and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of the net investment in business interests and intangible assets
Fair value given for businesses acquired	£ (55)	£ (113)	£ (131)
Additional investment in associates		(9)
Net outflow of cash in respect of acquisitions	(55)	(122)	(131)
Net assets/(liabilities) sold	351		177
Non-cash consideration			(15)
Profit on disposals			155
Net inflow/(outflow) of cash in respect of disposals	351		317
Dividends received from associates		5	(1)
Cash expenditure on intangible assets	(380)	(372)	(384)
Net (outflow)/inflow	£ (84)	£ (489)	£ (199)